Note 12 - Income Taxes (Details) - Unrecognized Tax Benefits In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2010 CNY
Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefit	50,735	47,589	43,586	$ 8,381	5,519
Gross increase in prior-period tax positions	3,146	4,003	38,067